Note 22 - Segmented Information	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note
22
- Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one
reportable business segment providing logistics technology solutions. The following tables provide our disaggregated revenue information by geographic location of customer and revenue type:

Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Revenues
United States	211,232	202,814	165,115
Europe, Middle-East and Africa	94,163	82,596	80,094
Canada	29,388	27,304	18,167
Asia Pacific	13,881	13,077	11,795
	348,664	325,791	275,171

Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Revenues
Services	309,731	284,654	241,543
Professional services and other	33,879	33,555	27,774
Licenses	5,054	7,582	5,854
	348,664	325,791	275,171

License revenues are derived from perpetual licenses granted to our customers to use our software products. Services revenues are comprised of ongoing transactional and/or subscription fees for use of our services and products by our customers and maintenance, which include revenues associated with maintenance and support of our services and products. Professional services and other revenues are comprised of professional services revenues from consulting, implementation and training services related to our services and products, hardware revenues and other revenues.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	January 31,	January 31,
	2021	2020
Total long-lived assets
United States	92,442	114,980
Europe, Middle-East and Africa	39,769	31,299
Canada	107,472	111,264
Asia Pacific	12,398	13,144
	252,081	270,687